SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (10,229)	$ (8,013)	$ (4,159)
Net changes in sales prices and production costs	20,386	7,466	(7,305)
Extensions, discoveries and improved recovery	2,807	481	700
Changes in estimated future development costs	(698)	(5,548)	1,750
Purchases of proved reserves in place	396	25,782	352
Sales of proved reserves in place	(55)	0	(2)
Revisions of previous reserve estimates	2,711	4,245	3,668
Accretion of discount	6,119	3,075	3,527
Changes in production timing and other	(955)	(662)	(2,137)
Net change in income taxes	(7,061)	(4,236)	385
Net change	13,421	22,590	(3,221)
Balance - beginning of year	46,905	24,315	27,536
Balance - end of year	$ 60,326	$ 46,905	$ 24,315